Contract Liabilities (Details) - Schedule of revenue recognised included in the contract liabilities - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Revenue Recognised Included in the Contract Liabilities [Abstract]
Amount of revenue recognised in the respective reporting periods that was included in the contract liabilities at the beginning of the reporting period	¥ 20,960	¥ 20,821	¥ 13,874